BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 127.5	$ 118.0
Financial liabilities	611.3	507.8
Accrued liabilities
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Financial liabilities	687.9	567.5
Other tax liabilities
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Financial liabilities	54.3	28.5
Derivative financial instruments
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Financial liabilities	22.3	31.2
Prepaid expenses and other assets
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FINANCIAL ASSETS	213.2	162.3
Other tax receivables
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FINANCIAL ASSETS	34.2	24.3
Derivative financial instruments
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FINANCIAL ASSETS	44.5	13.2
Promissory notes
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FINANCIAL ASSETS	$ 7.0	$ 6.8